UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America® Investment portfolio May 31, 2013 unaudited

Bonds, notes & other debt instruments 88.78%
	Principal amount	Value
Mortgage-backed obligations[1] 23.79%	(000)	(000)

Fannie Mae, Series 2013-M4, multifamily 1.064% 2018	$17,284	$17,424
Fannie Mae, Series 2009-M2, Class A1, multifamily 2.387% 2019	2,735	2,752
Fannie Mae 4.00% 2019	10,336	10,985
Fannie Mae 4.00% 2019	4,695	4,990
Fannie Mae 4.00% 2019	4,159	4,421
Fannie Mae 4.50% 2021	4,203	4,480
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022	6,839	6,926
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	—	—
Fannie Mae 2.50% 2023	69,238	71,757
Fannie Mae 2.50% 2023	29,569	30,645
Fannie Mae 3.00% 2023	4,936	5,177
Fannie Mae 3.00% 2023	4,902	5,148
Fannie Mae 5.00% 2023	1,347	1,451
Fannie Mae 5.00% 2023	996	1,074
Fannie Mae 6.00% 2023	3,482	3,765
Fannie Mae 4.00% 2024	2,641	2,807
Fannie Mae 6.00% 2024	2,091	2,299
Fannie Mae 6.00% 2024	1,824	2,026
Fannie Mae 3.50% 2025	12,344	12,998
Fannie Mae 3.50% 2025	10,774	11,345
Fannie Mae 3.50% 2025	10,534	11,092
Fannie Mae 3.50% 2025	7,692	8,099
Fannie Mae 3.50% 2025	7,523	7,922
Fannie Mae 3.50% 2025	2,709	2,853
Fannie Mae 4.50% 2025	8,010	8,539
Fannie Mae 3.00% 2026	6,142	6,399
Fannie Mae 3.00% 2026	6,071	6,322
Fannie Mae 3.00% 2026	5,243	5,463
Fannie Mae 3.00% 2026	4,304	4,484
Fannie Mae 3.00% 2026	4,201	4,377
Fannie Mae 3.00% 2026	1,620	1,688
Fannie Mae 3.00% 2026	1,017	1,059
Fannie Mae 3.00% 2026	696	725
Fannie Mae 3.00% 2026	562	586
Fannie Mae 2.50% 2027	5,781	5,918
Fannie Mae 2.50% 2027	5,722	5,853
Fannie Mae 2.50% 2027	4,146	4,239
Fannie Mae 2.50% 2027	4,069	4,163
Fannie Mae 2.50% 2027	4,063	4,155
Fannie Mae 2.50% 2027	4,045	4,138
Fannie Mae 2.50% 2027	1,026	1,048
Fannie Mae 2.50% 2027	948	969
Fannie Mae 3.00% 2027	43,053	44,963
Fannie Mae 3.00% 2027	38,805	40,708
Fannie Mae 3.00% 2027	30,903	32,196
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 3.00% 2027	$ 7,044	$ 7,344
Fannie Mae 2.00% 2028	40,750	40,627
Fannie Mae 3.00% 2028	78,450	81,662
Fannie Mae 3.50% 2028	82,750	87,085
Fannie Mae, Series 2007-114, Class A7, 0.393% 2037[2]	7,500	7,282
Fannie Mae 2.741% 2037[2]	3,498	3,749
Fannie Mae 2.575% 2038[2]	693	746
Fannie Mae 6.00% 2038	17,354	18,945
Fannie Mae 6.00% 2038	6,775	7,385
Fannie Mae 6.00% 2038	561	611
Fannie Mae 3.49% 2039[2]	2,342	2,478
Fannie Mae 3.527% 2039[2]	2,846	3,067
Fannie Mae 3.58% 2039[2]	1,846	1,957
Fannie Mae 3.601% 2039[2]	1,699	1,797
Fannie Mae 3.759% 2039[2]	2,027	2,181
Fannie Mae 3.935% 2039[2]	1,386	1,475
Fannie Mae 3.937% 2039[2]	1,744	1,860
Fannie Mae 3.235% 2040[2]	4,128	4,367
Fannie Mae 3.765% 2040[2]	6,844	7,265
Fannie Mae 4.189% 2040[2]	4,798	5,121
Fannie Mae 4.403% 2040[2]	6,447	6,890
Fannie Mae 2.466% 2041[2]	15,607	16,212
Fannie Mae 3.161% 2041[2]	6,399	6,719
Fannie Mae 3.534% 2041[2]	2,306	2,427
Fannie Mae 3.774% 2041[2]	6,322	6,751
Fannie Mae 4.50% 2041	16,163	17,305
Fannie Mae 5.00% 2041	8,750	9,713
Fannie Mae 2.41% 2042[2]	7,311	7,602
Fannie Mae 2.64% 2042[2]	13,630	14,207
Freddie Mac, Series K003, Class A1, multifamily 2.225% 2013	180	180
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018	476	486
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018	11,929	12,202
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018	14,863	15,250
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019	15,032	15,246
Freddie Mac 5.50% 2024	25,355	27,357
Freddie Mac 2.863% 2037[2]	411	442
Freddie Mac 2.874% 2037[2]	330	351
Freddie Mac 2.521% 2038[2]	65	70
Freddie Mac 2.682% 2038[2]	998	1,066
Freddie Mac 2.808% 2038[2]	885	946
Freddie Mac 5.244% 2038[2]	1,007	1,069
Freddie Mac 3.764% 2039[2]	3,470	3,714
Freddie Mac 3.896% 2039[2]	649	696
Freddie Mac 3.959% 2039[2]	2,865	3,080
Freddie Mac 3.513% 2040[2]	10,972	11,626
Freddie Mac 3.183% 2041[2]	11,463	11,956
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 2035[2,3]	3,165	3,187
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	9,483	10,210
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	9,000	10,170
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.733% 2043[2]	6,048	6,742
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,834
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	991	1,005
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[2]	317	327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	802	802
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2]	$ 2,586	$ 2,875
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	2,221	2,226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 2046[3]	4,644	4,684
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	12,603	14,074
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[2]	5,500	6,095
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.896% 2049[2]	6,795	7,870
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	9,710	9,784
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039	7,932	8,912
Royal Bank of Canada 3.125% 2015[3]	7,000	7,322
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,687	1,714
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	5,226	5,566
Bank of Nova Scotia 1.45% 2013[3]	7,000	7,013
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	5,000	5,326
Bank of Montreal 2.85% 2015[3]	5,000	5,232
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[2]	4,373	4,829
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	4,000	4,240
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.206% 2042[2]	3,375	3,658
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	113	113
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	3,001	3,125
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	1,020	1,047
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	322	324
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	33	34
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1	1
		1,044,336
Federal agency bonds & notes 22.81%

Fannie Mae 1.00% 2013	24,950	25,013
Fannie Mae 0.75% 2014	21,020	21,164
Fannie Mae 0.875% 2014	28,750	28,966
Fannie Mae 2.75% 2014	40,000	40,787
Fannie Mae 4.625% 2014	15,000	15,888
Fannie Mae 0.375% 2015	21,010	21,010
Fannie Mae 0.50% 2015	20,000	20,012
Fannie Mae 1.625% 2015	15,000	15,375
Fannie Mae 0.50% 2016	50,000	49,986
Fannie Mae 0.50% 2016	31,070	30,981
Fannie Mae 1.375% 2016	50,000	51,155
Fannie Mae 0.75% 2017	50,000	49,943
Fannie Mae 0.95% 2017	20,000	19,974
Fannie Mae 1.00% 2017	41,750	41,647
Fannie Mae 1.25% 2017	50,000	50,835
Fannie Mae 0.875% 2018	19,500	19,192
Freddie Mac 0.375% 2013	15,000	15,011
Freddie Mac, Series 1, 0.50% 2013	50,000	50,061
Freddie Mac 0.625% 2014	36,000	36,165
Freddie Mac 0.75% 2014	15,000	15,096
Freddie Mac 3.00% 2014	40,000	41,265
Freddie Mac 5.00% 2014	10,000	10,531
Freddie Mac 0.50% 2015	15,000	15,027
Freddie Mac 0.50% 2016	36,480	36,367
Freddie Mac 2.50% 2016	45,000	47,561
Freddie Mac 1.00% 2017	15,000	14,943
Freddie Mac 1.00% 2017	6,100	6,096
Freddie Mac 0.75% 2018	20,000	19,665
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac 1.25% 2019	$10,000	$ 9,831
Federal Home Loan Bank 3.625% 2013	40,820	41,353
Federal Home Loan Bank 0.375% 2014	4,125	4,129
Federal Home Loan Bank 0.50% 2015	30,000	29,980
Federal Home Loan Bank 0.375% 2016	50,000	49,629
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	5,988
Private Export Funding Corp. 4.974% 2013	5,000	5,047
Private Export Funding Corp. 1.375% 2017	36,930	37,278
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.209% 2013[2]	8,000	8,000
		1,000,951
U.S. Treasury bonds & notes 19.26%
U.S. Treasury 16.62%

U.S. Treasury 0.375% 2013	20,925	20,930
U.S. Treasury 1.50% 2013	56,250	56,700
U.S. Treasury 3.125% 2013	80,000	80,795
U.S. Treasury 3.375% 2013	93,750	94,252
U.S. Treasury 3.375% 2013	30,000	30,075
U.S. Treasury 1.75% 2014	15,000	15,199
U.S. Treasury 1.875% 2014	44,250	44,943
U.S. Treasury 1.875% 2014	40,000	40,518
U.S. Treasury 2.25% 2014	25,000	25,516
U.S. Treasury 2.375% 2014	25,000	25,721
U.S. Treasury 2.625% 2014	20,000	20,752
U.S. Treasury 4.25% 2014	25,000	26,452
U.S. Treasury 0.25% 2015	71,450	71,383
U.S. Treasury 1.25% 2015	25,000	25,517
U.S. Treasury 2.50% 2015	5,000	5,210
U.S. Treasury 4.00% 2015	7,500	7,974
U.S. Treasury 4.125% 2015	15,000	16,113
U.S. Treasury 1.00% 2016	10,000	10,127
U.S. Treasury 2.625% 2016	24,450	25,897
U.S. Treasury 0.75% 2017	25,000	24,922
U.S. Treasury 1.00% 2017	60,000	60,546
		729,542
U.S. Treasury inflation-protected securities[4] 2.64%

U.S. Treasury Inflation-Protected Security 1.875% 2013	83,767	83,953
U.S. Treasury Inflation-Protected Security 2.00% 2014	31,492	31,949
		115,902
Total U.S. Treasury bonds & notes		845,444
Corporate bonds & notes 16.94%
Financials 5.55%

JPMorgan Chase & Co. 3.40% 2015	17,750	18,636
JPMorgan Chase & Co. 1.125% 2016	7,440	7,438
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,119
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,537
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,071
Wells Fargo & Co. 3.75% 2014	7,500	7,811
Wells Fargo & Co. 0.476% 2015[2]	12,513	12,491
Goldman Sachs Group, Inc. 1.60% 2015	10,400	10,524
Murray Street Investment Trust I 4.647% 2017	6,150	6,713
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Nordea Bank, Series 2, 3.70% 2014[3]	$14,500	$ 15,113
Simon Property Group, LP 5.75% 2015	11,250	12,496
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	1,810	1,918
Westfield Group 5.75% 2015[3]	9,440	10,416
HSBC Bank PLC 2.00% 2014[3]	12,000	12,122
Citigroup Inc. 6.00% 2013	1,290	1,327
Citigroup Inc. 4.75% 2015	9,445	10,106
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	10,000	10,009
Volkswagen International Finance NV 1.15% 2015[3]	7,500	7,550
Bank of America Corp. 1.104% 2016[2]	7,500	7,509
Royal Bank of Canada 1.50% 2018	7,280	7,273
BNP Paribas 3.03% 2014[2]	7,000	7,246
Morgan Stanley 3.80% 2016	5,890	6,221
TIAA Global Markets 4.95% 2013[3]	5,500	5,530
UBS AG 3.875% 2015	5,253	5,518
PNC Funding Corp. 5.40% 2014	5,000	5,249
MetLife Global Funding I 5.125% 2014[3]	5,000	5,230
Credit Suisse Group AG 5.50% 2014	5,000	5,227
Abbey National Treasury Services PLC 3.875% 2014[3]	4,100	4,251
Northern Trust Corp. 5.50% 2013	4,200	4,242
Société Générale 3.10% 2015[3]	4,000	4,150
Barclays Bank PLC 5.20% 2014	2,670	2,801
US Bank NA 4.95% 2014	2,000	2,125
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,023
ACE INA Holdings Inc. 5.875% 2014	1,665	1,753
		243,745
Health care 3.05%

Merck & Co., Inc. 0.634% 2018[2]	26,200	26,308
Merck & Co., Inc. 1.10% 2018	5,000	4,952
AbbVie Inc. 1.20% 2015[3]	15,655	15,730
Novartis Capital Corp. 4.125% 2014	15,000	15,374
Sanofi 0.594% 2014[2]	14,500	14,538
UnitedHealth Group Inc. 0.85% 2015	9,910	9,964
UnitedHealth Group Inc. 1.875% 2016	3,000	3,078
Pfizer Inc. 0.596% 2018[2]	10,000	10,022
GlaxoSmithKline Capital PLC 0.75% 2015	8,750	8,802
Sutter Health 1.09% 2053	7,475	7,432
Amgen Inc. 1.875% 2014	5,000	5,089
Johnson & Johnson 0.365% 2014[2]	5,000	5,008
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,368
Aetna Inc. 1.50% 2017	3,088	3,071
McKesson Corp. 0.95% 2015	1,285	1,289
		134,025
Information technology 1.87%

International Business Machines Corp. 0.875% 2014	5,000	5,032
International Business Machines Corp. 1.25% 2014	7,910	7,979
International Business Machines Corp. 0.55% 2015	5,250	5,257
International Business Machines Corp. 0.45% 2016	8,305	8,239
International Business Machines Corp. 2.00% 2016	2,500	2,581
Apple Inc. 0.45% 2016	15,500	15,409
Apple Inc. 1.00% 2018	10,000	9,833
Cisco Systems, Inc. 0.531% 2014[2]	17,500	17,541
Google Inc. 1.25% 2014	5,000	5,043
Oracle Corp. 1.20% 2017	5,000	4,966
		81,880
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 1.70%	(000)	(000)

Shell International Finance BV 4.00% 2014	$20,000	$20,580
Shell International Finance BV 0.625% 2015	7,300	7,321
Shell International Finance BV 3.10% 2015	7,500	7,902
Total Capital Canada Ltd. 1.625% 2014	5,000	5,037
Total Capital International 0.75% 2016	10,000	10,001
Total Capital International 1.50% 2017	5,000	5,032
Total Capital Canada Ltd. 1.45% 2018	4,980	4,960
StatoilHydro ASA 2.90% 2014	2,070	2,139
StatoilHydro ASA 1.20% 2018	5,000	4,957
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,607
		74,536
Industrials 1.28%

General Electric Capital Corp. 1.625% 2015	7,250	7,372
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,120
General Electric Capital Corp. 2.30% 2017	10,000	10,308
General Electric Corp. 5.25% 2017	800	926
Honeywell International Inc. 3.875% 2014	8,400	8,609
Precision Castparts Corp. 0.70% 2015	7,290	7,299
Canadian National Railway Co. 4.95% 2014	5,000	5,138
United Technologies Corp. 1.20% 2015	3,910	3,959
The Boeing Company 0.95% 2018	3,160	3,081
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,037
Raytheon Co. 6.75% 2018	1,225	1,483
		56,332
Telecommunication services 1.02%

Verizon Communications Inc. 7.375% 2013	5,000	5,149
Verizon Communications Inc. 1.25% 2014	2,500	2,522
Verizon Communications Inc. 5.55% 2014	12,000	12,373
Verizon Communications Inc. 3.00% 2016	3,000	3,160
AT&T Inc. 0.90% 2016	11,510	11,497
AT&T Inc. 2.40% 2016	5,000	5,200
France Télécom 4.375% 2014	2,800	2,903
France Télécom 2.125% 2015	2,100	2,147
		44,951
Consumer staples 0.89%

PepsiCo, Inc. 0.875% 2013	17,500	17,538
Anheuser-Busch InBev NV 0.637% 2014[2]	10,320	10,357
Coca-Cola Co. 3.625% 2014	10,000	10,252
Sysco Corp. 4.60% 2014[3]	845	871
		39,018
Utilities 0.68%

Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,055
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,484
Entergy Louisiana, LLC 1.875% 2014	4,650	4,739
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,858
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,657
		29,793
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.61%	(000)	(000)

Walt Disney Co. 4.50% 2013	$ 5,000	$ 5,110
Walt Disney Co. 0.875% 2014	8,400	8,465
Target Corp. 1.125% 2014	7,000	7,057
McDonald’s Corp. 0.75% 2015	6,000	6,032
		26,664
Materials 0.29%

BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,048
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,564
		12,612
Total corporate bonds & notes		743,556
Municipals 2.95%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 1.298% 2016	20,970	21,039
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,658
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.087% 2016	25,000	24,923
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	14,956
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds,
Series 2010-B, 5.00% 2014	10,000	10,282
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/
Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	8,028
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, AMT, 4.00% 2016	3,680	4,003
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, AMT, 5.00% 2017	3,200	3,652
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,536
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,022
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	938
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds
(J. Paul Getty Trust), Series 2012-B-2, 0.42% 2047 (put 2015)[2]	4,320	4,324
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,860	1,993
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,100	2,270
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,013
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,435	2,631
State of Mississippi, General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,584
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.77% 2014[2]	2,500	2,513
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Revenue Refunding Bonds,
Series V-1, 5.00% 2018	2,000	2,389
State of Tennessee, Housing Development Agency, Homeownership Program Bonds,
Issue 2012-2-C, 4.00% 2038	1,490	1,634
		129,388
Asset-backed obligations[1] 2.37%

Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[3]	28,331	30,232
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3]	17,419	18,326
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	5,415	5,410
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	17,500	17,462
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[1] (continued)	(000)	(000)

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3]	$ 5,300	$ 5,654
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3]	6,000	6,348
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	3,166	3,212
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	540	573
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,719
Chase Issuance Trust, Series 2008-13, Class A, 1.78% 2015[2]	3,000	3,014
Enterprise Fleet Financing LLC 1.62% 2017[3]	2,866	2,884
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	2,550	2,641
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.259% 2015[2]	2,000	2,000
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	1,787	1,798
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	480	484
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	252	254
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	70	70
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	3	3
		104,084
Bonds & notes of governments & government agencies outside the U.S. 0.66%

United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[3]	10,000	10,082
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.784% 2014[2,3]	10,000	10,050
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	5,000	5,138
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	3,550	3,675
		28,945
Total bonds, notes & other debt instruments (cost: $3,866,608,000)		3,896,704
Short-term securities 14.83%

Freddie Mac 0.10%–0.15% due 6/17/2013–4/9/2014	255,700	255,613
Fannie Mae 0.10%–0.15% due 6/17–9/16/2013	99,466	99,453
Private Export Funding Corp. 0.21%–0.23% due 11/5–12/16/2013[3]	52,000	51,942
Old Line Funding, LLC 0.19% due 9/23/2013[3]	25,000	24,990
Thunder Bay Funding, LLC 0.18% due 6/18/2013[3]	20,000	19,998
Toronto-Dominion Holdings USA Inc. 0.12%–0.23% due 6/18–11/8/2013[3]	39,000	38,988
BHP Billiton Finance (USA) Limited 0.13% due 6/19/2013[3]	30,600	30,596
Sumitomo Mitsui Banking Corp. 0.17% due 6/17/2013[3]	22,760	22,758
Victory Receivables Corp. 0.16% due 6/13/2013[3]	22,700	22,699
Commonwealth Bank of Australia 0.175% due 7/15/2013[3]	20,000	19,997
Federal Home Loan Bank 0.105%–0.145% due 6/14–8/9/2013	15,700	15,700
Australia & New Zealand Banking Group, Ltd. 0.17% due 6/3/2013[3]	12,800	12,800
BASF AG 0.13% due 6/26/2013[3]	12,400	12,399
General Electric Capital Corp. 0.17% due 9/12/2013	11,600	11,596
Québec (Province of) 0.14% due 8/22/2013[3]	11,400	11,394
Total short-term securities (cost: $650,862,000)		650,923
Total investment securities (cost: $4,517,470,000)		4,547,627
Other assets less liabilities		(158,656)
Net assets		$4,388,971

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $515,003,000, which represented 11.73% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 37,675
Gross unrealized depreciation on investment securities	(7,518)
Net unrealized appreciation on investment securities	30,157
Cost of investment securities for federal income tax purposes	4,517,470

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0713O-S37749

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: July 29, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2013